Active Passive Very Aggressive Portfolio Investment Objectives and Goals - Active Passive Very Aggressive Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Active/Passive Very Aggressive Portfolio (formerly Active/Passive All Equity Portfolio) – Summary
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Portfolio is long-term growth of capital.